OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF OTHER INTANGIBLE ASSETS

As of December 31, 2021 and 2022, other intangible assets, net consist of the following:

	Software	Backlog Contracts	Brand name	Patents	Trademarks	Customer relationships	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
For year ended December 31, 2021
As of January 1, 2021, net of accumulated amortization and impairment	2,185	-	-	248,715	220,448	159,228	630,576
Additions	943	-	-	-	-	-	943
Amortization	(1,588)	-	-	(19,100)	(16,448)	(18,801)	(55,937)
Exchange difference	45	-	-	7,002	6,214	4,380	17,641
As of December 31, 2021, net of accumulated amortization and impairment	1,585	-	-	236,617	210,214	144,807	593,223

As of December 31, 2021:
Cost	18,265	18,052	6,893	282,693	250,586	190,952	767,441
Accumulated amortization	(16,606)	(2,795)	(1,596)	(46,076)	(40,372)	(46,145)	(153,590)
Accumulated impairment	(74)	(15,257)	(5,297)	-	-	-	(20,628)
Net carrying amount (HK$”000)	1,585	-	-	236,617	210,214	144,807	593,223

	Software	Backlog Contracts	Brand name	Patents	Trademarks	Customer relationships	Total
	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000	HK$’000
For year ended December 31, 2022
As of January 1, 2022, net of accumulated amortization and impairment	1,585	-	-	236,617	210,214	144,807	593,223
Additions	393	-	-	-	-	-	393
Amortization	(1,233)	-	-	(17,892)	(15,895)	(18,168)	(53,188)
Exchange difference	(83)	-	-	(19,369)	(17,209)	(11,582)	(48,243)
As of December 31, 2022, net of accumulated amortization and impairment	662	-	-	199,356	177,110	115,057	492,185

As of December 31, 2022:
Cost	17,397	18,052	6,893	258,738	229,351	174,771	705,202
Accumulated amortization	(16,668)	(2,795)	(1,596)	(59,382)	(52,241)	(59,714)	(192,396)
Accumulated impairment	(67)	(15,257)	(5,297)	-	-	-	(20,621)
Net carrying amount (HK$’000)	662	-	-	199,356	177,110	115,057	492,185

Net carrying amount (US$’000)	85	-	-	25,559	22,706	14,751	63,101

SCHEDULE OF ESTIMATED AMORTIZATION

	Estimated amortization expense	Estimated amortization expense
	HK$’000	US$’000
Twelve Months Ending December 31,
2023	50,671	6,496
2024	50,023	6,413
2025	50,016	6,412
2026	50,016	6,412
2027	50,016	6,412
Thereafter	241,443	30,956
Total	492,185	63,101